UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	47.88%
International Equity	6.19
Large Cap Equity	10.70
Mid Cap Equity	5.75
Real Estate Equity	4.93
Small Cap Equity	1.90
Fixed Interest Contract	22.65
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period* (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,004.50	$3.31

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.32%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	33.55%
International Equity	10.03
Large Cap Equity	17.35
Mid Cap Equity	9.32
Real Estate Equity	4.45
Small Cap Equity	3.10
Fixed Interest Contract	22.20
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period* (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,009.60	$3.32

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.50	$3.34

*Expenses are equal to the Fund’s annualized expense ratio of 0.66% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.34%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	24.42%
International Equity	13.97
Large Cap Equity	24.14
Mid Cap Equity	12.97
Real Estate Equity	3.98
Small Cap Equity	4.30
Fixed Interest Contract	16.22
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period* (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,013.10	$3.62

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.20	$3.64

* Expenses are equal to the Fund’s annualized expense ratio of 0.72% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.38%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
Bond	18.31%
International Equity	17.42
Large Cap Equity	30.11
Mid Cap Equity	16.16
Real Estate Equity	3.50
Small Cap Equity	5.36
Fixed Interest Contract	9.14
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period* (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,017.30	$3.83

Hypothetical
(5% return before expenses)	$1,000.00	$1,021.00	$3.84

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.41%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Summary of Investments by Asset Class as of June 30, 2015

Asset Class	Percentage of Fund Investments
International Equity	24.46%
Large Cap Equity	42.30
Mid Cap Equity	22.67
Real Estate Equity	3.02
Small Cap Equity	7.55
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/2015)	Ending Account Value (6/30/2015)	Expenses Paid During Period* (1/01/15 – 6/30/15)

Actual	$1,000.00	$1,023.40	$4.15

Hypothetical
(5% return before expenses)	$1,000.00	$1,020.70	$4.14

*Expenses are equal to the Fund’s annualized expense ratio of 0.83% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the investment period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, 0.47%.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
309,010	Great-West Federated Bond Fund Institutional Class(a)	$	3,025,209
410,009	Great-West Loomis Sayles Bond Fund Institutional Class(a)		3,956,588
204,479	Great-West Putnam High Yield Bond Institutional Class(a)		1,971,181
241,531	Great-West Short Duration Bond Fund Institutional Class(a)		2,410,483
404,131	Great-West Templeton Global Bond Fund Institutional Class(a)		3,879,652
307,301	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		3,026,909

TOTAL BOND MUTUAL FUNDS — 47.90% (Cost $18,948,914)		$	18,270,022

EQUITY MUTUAL FUNDS
59,305	Great-West American Century Growth Fund Institutional Class(a)		597,195
177,010	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		1,738,241
25,766	Great-West Invesco Small Cap Value Fund Institutional Class(a)		258,946
25,882	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		259,597
79,684	Great-West MFS International Growth Fund Institutional Class(a)		773,733
163,551	Great-West MFS International Value Fund Institutional Class(a)		1,589,718

Shares			Fair Value

Equity Mutual Funds — (continued)
59,065	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	597,150
145,781	Great-West Putnam Equity Income Fund Institutional Class(a)		1,444,692
199,150	Great-West Real Estate Index Fund Institutional Class(a)		1,879,973
19,891	Great-West Small Cap Growth Fund Institutional Class(a)		207,068
149,555	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		1,444,701
44,800	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		456,058

TOTAL EQUITY MUTUAL FUNDS — 29.49% (Cost $10,952,456)		$	11,247,072

Account Balance

FIXED INTEREST CONTRACT
8,642,354(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		8,642,354

TOTAL FIXED INTEREST CONTRACT — 22.66% (Cost $8,642,354)		$	8,642,354

TOTAL INVESTMENTS — 100.05% (Cost $38,543,724)		$	38,159,448

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(17,846)

TOTAL NET ASSETS — 100.00%		$	38,141,602

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
309,083	Great-West Federated Bond Fund Institutional Class(a)	$	3,025,920
410,166	Great-West Loomis Sayles Bond Fund Institutional Class(a)		3,958,098
204,666	Great-West Putnam High Yield Bond Institutional Class(a)		1,972,986
30,226	Great-West Short Duration Bond Fund Institutional Class(a)		301,654
405,304	Great-West Templeton Global Bond Fund Institutional Class(a)		3,890,920
307,280	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		3,026,704

TOTAL BOND MUTUAL FUNDS — 33.57% (Cost $16,808,321)		$	16,176,282

EQUITY MUTUAL FUNDS
121,194	Great-West American Century Growth Fund Institutional Class(a)		1,220,427
362,694	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		3,561,653
52,818	Great-West Invesco Small Cap Value Fund Institutional Class(a)		530,824
53,150	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		533,094
163,354	Great-West MFS International Growth Fund Institutional Class(a)		1,586,171
334,228	Great-West MFS International Value Fund Institutional Class(a)		3,248,697

Shares			Fair Value

Equity Mutual Funds — (continued)
120,674	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	1,220,013
298,679	Great-West Putnam Equity Income Fund Institutional Class(a)		2,959,908
227,488	Great-West Real Estate Index Fund Institutional Class(a)		2,147,487
41,117	Great-West Small Cap Growth Fund Institutional Class(a)		428,030
307,017	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		2,965,782
91,637	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		932,863

TOTAL EQUITY MUTUAL FUNDS — 44.27% (Cost $21,346,888)		$	21,334,949

Account Balance

FIXED INTEREST CONTRACT
10,701,711(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		10,701,711

TOTAL FIXED INTEREST CONTRACT — 22.21% (Cost $10,701,711)		$	10,701,711

TOTAL INVESTMENTS — 100.05% (Cost $48,856,920)		$	48,212,942

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(22,463)

TOTAL NET ASSETS — 100.00%		$	48,190,479

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
732,031	Great-West Federated Bond Fund Institutional Class(a)	$	7,166,582
969,495	Great-West Loomis Sayles Bond Fund Institutional Class(a)		9,355,629
481,961	Great-West Putnam High Yield Bond Institutional Class(a)		4,646,103
71,589	Great-West Short Duration Bond Fund Institutional Class(a)		714,458
954,378	Great-West Templeton Global Bond Fund Institutional Class(a)		9,162,024
728,012	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		7,170,922

TOTAL BOND MUTUAL FUNDS — 24.43% (Cost $39,606,772)		$	38,215,718

EQUITY MUTUAL FUNDS
548,649	Great-West American Century Growth Fund Institutional Class(a)		5,524,891
1,637,628	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		16,081,507
238,746	Great-West Invesco Small Cap Value Fund Institutional Class(a)		2,399,402
240,050	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		2,407,706
737,430	Great-West MFS International Growth Fund Institutional Class(a)		7,160,444
1,511,895	Great-West MFS International Value Fund Institutional Class(a)		14,695,625

Shares			Fair Value

Equity Mutual Funds — (continued)
546,318	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	5,523,275
1,348,435	Great-West Putnam Equity Income Fund Institutional Class(a)		13,362,990
660,104	Great-West Real Estate Index Fund Institutional Class(a)		6,231,380
185,232	Great-West Small Cap Growth Fund Institutional Class(a)		1,928,264
1,383,991	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		13,369,349
414,021	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		4,214,733

TOTAL EQUITY MUTUAL FUNDS — 59.39% (Cost $88,476,857)		$	92,899,566

Account Balance

FIXED INTEREST CONTRACT
25,378,597(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		25,378,597

TOTAL FIXED INTEREST CONTRACT — 16.23% (Cost $25,378,597)		$	25,378,597

TOTAL INVESTMENTS — 100.05% (Cost $153,462,226)		$	156,493,881

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(75,620)

TOTAL NET ASSETS — 100.00%		$	156,418,261

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

BOND MUTUAL FUNDS
486,383	Great-West Federated Bond Fund Institutional Class(a)	$	4,761,685
641,728	Great-West Loomis Sayles Bond Fund Institutional Class(a)		6,192,671
319,042	Great-West Putnam High Yield Bond Institutional Class(a)		3,075,565
330,357	Great-West Short Duration Bond Fund Institutional Class(a)		3,296,962
630,862	Great-West Templeton Global Bond Fund Institutional Class(a)		6,056,278
484,234	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)		4,769,709

TOTAL BOND MUTUAL FUNDS — 18.32% (Cost $29,183,886)		$	28,152,870

EQUITY MUTUAL FUNDS
672,234	Great-West American Century Growth Fund Institutional Class(a)		6,769,392
2,005,520	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		19,694,202
291,857	Great-West Invesco Small Cap Value Fund Institutional Class(a)		2,933,167
293,410	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		2,942,904
904,043	Great-West MFS International Growth Fund Institutional Class(a)		8,778,258
1,852,466	Great-West MFS International Value Fund Institutional Class(a)		18,005,967

Shares			Fair Value

Equity Mutual Funds — (continued)
669,450	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	$	6,768,144
1,651,992	Great-West Putnam Equity Income Fund Institutional Class(a)		16,371,242
569,711	Great-West Real Estate Index Fund Institutional Class(a)		5,378,073
227,014	Great-West Small Cap Growth Fund Institutional Class(a)		2,363,213
1,697,118	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		16,394,163
506,404	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		5,155,189

TOTAL EQUITY MUTUAL FUNDS — 72.58% (Cost $100,323,094)		$	111,553,914

Account Balance

FIXED INTEREST CONTRACT
14,059,314(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		14,059,314

TOTAL FIXED INTEREST CONTRACT — 9.15% (Cost $14,059,314)		$	14,059,314

TOTAL INVESTMENTS — 100.05% (Cost $143,566,294)		$	153,766,098

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(78,113)

TOTAL NET ASSETS — 100.00%		$	153,687,985

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Shares			Fair Value

EQUITY MUTUAL FUNDS
518,768	Great-West American Century Growth Fund Institutional Class(a)	$	5,223,996
1,545,442	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)		15,176,236
226,009	Great-West Invesco Small Cap Value Fund Institutional Class(a)		2,271,392
227,619	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)		2,283,017
697,650	Great-West MFS International Growth Fund Institutional Class(a)		6,774,187
1,429,081	Great-West MFS International Value Fund Institutional Class(a)		13,890,664
516,628	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)		5,223,108

Shares			Fair Value

Equity Mutual Funds — (continued)
1,275,401	Great-West Putnam Equity Income Fund Institutional Class(a)	$	12,639,229
270,149	Great-West Real Estate Index Fund Institutional Class(a)		2,550,206
175,297	Great-West Small Cap Growth Fund Institutional Class(a)		1,824,839
1,309,957	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)		12,654,184
390,785	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)		3,978,197

TOTAL EQUITY MUTUAL FUNDS — 100.05% (Cost $78,014,700)		$	84,489,255

TOTAL INVESTMENTS — 100.05% (Cost $78,014,700)		$	84,489,255

OTHER ASSETS & LIABILITIES, NET — (0.05)%		$	(45,215)

TOTAL NET ASSETS — 100.00%		$	84,444,040

(a)	Issuer is considered an affiliate of the Fund.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$38,159,448	$48,212,942	$156,493,881
Subscriptions receivable	48,871	12,634	28,592
Receivable for investments sold	109,213	–	–

Total Assets	38,317,532	48,225,576	156,522,473

LIABILITIES:
Payable to investment adviser	6,082	7,496	26,946
Payable for administrative services fees	11,764	14,968	48,674
Redemptions payable	158,084	855	18,759
Payable for investments purchased	–	11,778	9,833

Total Liabilities	175,930	35,097	104,212

NET ASSETS	$38,141,602	$48,190,479	$156,418,261

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$454,924	$539,065	$1,715,369
Paid-in capital in excess of par	43,091,105	54,747,445	190,517,623
Net unrealized appreciation (depreciation)	(384,276)	(643,978)	3,031,655
Undistributed net investment income	287,521	621,064	445,019
Accumulated net realized loss	(5,307,672)	(7,073,117)	(39,291,405)

NET ASSETS	$38,141,602	$48,190,479	$156,418,261

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,549,239	5,390,645	17,153,686

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.38	$8.94	$9.12

(a) Cost of investments, affiliated	$38,543,724	$48,856,920	$153,462,226

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$153,766,098	$84,489,255
Subscriptions receivable	85,861	14,730

Total Assets	153,851,959	84,503,985

LIABILITIES:
Payable to investment adviser	30,014	18,840
Payable for administrative services fees	48,098	26,375
Redemptions payable	26,436	3,331
Payable for investments purchased	59,426	11,399

Total Liabilities	163,974	59,945

NET ASSETS	$153,687,985	$84,444,040

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,554,057	$789,302
Paid-in capital in excess of par	188,972,881	98,364,544
Net unrealized appreciation	10,199,804	6,474,555
Undistributed net investment income	2,701,482	1,698,142
Accumulated net realized loss	(49,740,239)	(22,882,503)

NET ASSETS	$153,687,985	$84,444,040

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	15,540,568	7,893,015

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.89	$10.70

(a) Cost of investments, affiliated	$143,566,294	$78,014,700

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$69,896	$112,216	$213,407
Dividends, affiliated	354,287	403,720	1,092,588

Total Income	424,183	515,936	1,305,995

EXPENSES:
Management fees	52,209	85,873	224,236
Administrative services fees	22,419	28,743	93,072

Total Expenses	74,628	114,616	317,308

Less amount waived for management fees	4,638	6,121	14,663

Net Expenses	69,990	108,495	302,645

NET INVESTMENT INCOME	354,193	407,441	1,003,350

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	517,956	2,893,876	6,888,543
Net change in unrealized depreciation on investments	(535,431)	(1,929,570)	(4,525,306)

Net Realized and Unrealized Gain (Loss)	(17,475)	964,306	2,363,237

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$336,718	$1,371,747	$3,366,587

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$109,027	$–
Dividends, affiliated	935,653	348,154

Total Income	1,044,680	348,154

EXPENSES:
Management fees	203,462	111,841
Administrative services fees	92,130	50,422

Total Expenses	295,592	162,263

Less amount waived for management fees	8,157	–

Net Expenses	287,435	162,263

NET INVESTMENT INCOME	757,245	185,891

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	4,894,450	3,629,874
Net change in unrealized depreciation on investments	(2,572,815)	(1,444,857)

Net Realized and Unrealized Gain	2,321,635	2,185,017

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,078,880	$2,370,908

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Conservative Profile I Fund

OPERATIONS:
Net investment income	$354,193	$1,133,345
Net realized gain	517,956	1,587,299
Net change in unrealized depreciation	(535,431)	(710,336)

Net Increase in Net Assets Resulting from Operations	336,718	2,010,308

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(356,557)	(1,221,811)
From net realized gains	–	(1,351,862)

Total Distributions	(356,557)	(2,573,673)

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,987,251	12,921,109
Shares issued in reinvestment of distributions	356,557	2,573,673
Shares redeemed	(11,012,305)	(8,852,920)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,668,497)	6,641,862

Total Increase (Decrease) in Net Assets	(6,688,336)	6,078,497

NET ASSETS:
Beginning of period	44,829,938	38,751,441

End of period(a)	$38,141,602	$44,829,938

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	467,504	1,494,796
Shares issued in reinvestment of distributions	42,196	300,841
Shares redeemed	(1,286,543)	(1,022,119)

Net Increase (Decrease)	(776,843)	773,518

(a) Including undistributed net investment income:	$287,521	$289,885

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderately Conservative Profile I Fund

OPERATIONS:
Net investment income	$407,441	$2,171,109
Net realized gain	2,893,876	3,701,442
Net change in unrealized depreciation	(1,929,570)	(1,985,650)

Net Increase in Net Assets Resulting from Operations	1,371,747	3,886,901

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(410,255)	(2,272,832)
From net realized gains	–	(3,123,666)

Total Distributions	(410,255)	(5,396,498)

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,774,668	25,048,253
Shares issued in reinvestment of distributions	410,255	5,396,498
Shares redeemed	(41,726,223)	(12,390,711)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(35,541,300)	18,054,040

Total Increase (Decrease) in Net Assets	(34,579,808)	16,544,443

NET ASSETS:
Beginning of period	82,770,287	66,225,844

End of period(a)	$48,190,479	$82,770,287

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	637,137	2,697,314
Shares issued in reinvestment of distributions	45,382	593,134
Shares redeemed	(4,559,507)	(1,347,613)

Net Increase (Decrease)	(3,876,988)	1,942,835

(a) Including undistributed net investment income:	$621,064	$623,878

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderate Profile I Fund

OPERATIONS:
Net investment income	$1,003,350	$5,477,843
Net realized gain	6,888,543	14,072,863
Net change in unrealized depreciation	(4,525,306)	(7,521,029)

Net Increase in Net Assets Resulting from Operations	3,366,587	12,029,677

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,017,550)	(5,801,339)
From net realized gains	–	(12,507,801)

Total Distributions	(1,017,550)	(18,309,140)

CAPITAL SHARE TRANSACTIONS:
Shares sold	13,223,663	74,267,965
Shares issued in reinvestment of distributions	1,017,550	18,309,140
Shares redeemed	(55,424,509)	(50,748,029)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(41,183,296)	41,829,076

Total Increase (Decrease) in Net Assets	(38,834,259)	35,549,613

NET ASSETS:
Beginning of period	195,252,520	159,702,907

End of period(a)	$156,418,261	$195,252,520

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,427,856	7,904,482
Shares issued in reinvestment of distributions	109,887	1,971,935
Shares redeemed	(5,946,507)	(5,355,334)

Net Increase (Decrease)	(4,408,764)	4,521,083

(a) Including undistributed net investment income:	$445,019	$459,219

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Moderately Aggressive Profile I Fund

OPERATIONS:
Net investment income	$757,245	$4,810,668
Net realized gain	4,894,450	11,621,410
Net change in unrealized depreciation	(2,572,815)	(5,789,960)

Net Increase in Net Assets Resulting from Operations	3,078,880	10,642,118

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(777,501)	(4,912,472)
From net realized gains	–	(12,242,290)

Total Distributions	(777,501)	(17,154,762)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,403,943	27,348,658
Shares issued in reinvestment of distributions	777,501	17,154,762
Shares redeemed	(26,699,545)	(26,257,953)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,518,101)	18,245,467

Total Increase (Decrease) in Net Assets	(11,216,722)	11,732,823

NET ASSETS:
Beginning of period	164,904,707	153,171,884

End of period(a)	$153,687,985	$164,904,707

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,237,807	2,657,886
Shares issued in reinvestment of distributions	77,210	1,708,255
Shares redeemed	(2,646,951)	(2,545,688)

Net Increase (Decrease)	(1,331,934)	1,820,453

(a) Including undistributed net investment income:	$2,701,482	$2,721,738

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Aggressive Profile I Fund

OPERATIONS:
Net investment income	$185,891	$2,796,077
Net realized gain	3,629,874	7,990,445
Net change in unrealized depreciation	(1,444,857)	(4,023,401)

Net Increase in Net Assets Resulting from Operations	2,370,908	6,763,121

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(201,493)	(2,796,108)
From net realized gains	–	(8,280,512)

Total Distributions	(201,493)	(11,076,620)

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,530,427	16,298,112
Shares issued in reinvestment of distributions	201,493	11,076,620
Shares redeemed	(16,662,235)	(14,156,877)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(8,930,315)	13,217,855

Total Increase (Decrease) in Net Assets	(6,760,900)	8,904,356

NET ASSETS:
Beginning of period	91,204,940	82,300,584

End of period(a)	$84,444,040	$91,204,940

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	697,403	1,465,484
Shares issued in reinvestment of distributions	18,384	1,025,862
Shares redeemed	(1,528,176)	(1,273,805)

Net Increase (Decrease)	(812,389)	1,217,541

(a) Including undistributed net investment income:	$1,698,142	$1,713,744

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$336,718
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(4,854,830)
Proceeds from sale of investments	11,587,812
Increase in accrued interest on Great-West Life & Annuity Contract	(69,896)
Net realized gain on investments	(517,956)
Net change in unrealized depreciation on investments	535,431
Increase in receivable for investments sold	(109,213)
Decrease in payable to investment adviser	(3,989)
Increase in payable for administrative services fees	11,764
Decrease in payable for investments purchased	(49,225)

Net Cash Provided by Operating Activities	6,866,616

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	4,021,420
Payment on shares redeemed	(10,888,036)

Net Cash Used in Financing Activities	(6,866,616)

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$356,557

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Moderately Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,371,747
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(8,902,547)
Proceeds from sale of investments	44,555,019
Increase in accrued interest on Great-West Life & Annuity Contract	(112,216)
Net realized gain on investments	(2,893,876)
Net change in unrealized depreciation on investments	1,929,570
Decrease in receivable for investments sold	523,955
Decrease in payable to investment adviser	(11,109)
Increase in payable for administrative services fees	14,968
Increase in payable for investments purchased	11,778

Net Cash Provided by Operating Activities	36,487,289

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	5,823,920
Payment on shares redeemed	(42,311,209)

Net Cash Used in Financing Activities	(36,487,289)

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$410,255

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of June 30, 2015 (Unaudited)

Great-West Moderate Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$3,366,587
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(19,369,346)
Proceeds from sale of investments	60,748,895
Increase in accrued interest on Great-West Life & Annuity Contract	(213,407)
Net realized gain on investments	(6,888,543)
Net change in unrealized depreciation on investments	4,525,306
Decrease in payable to investment adviser	(17,320)
Increase in payable for administrative services fees	48,674
Decrease in payable for investments purchased	(36,711)

Net Cash Provided by Operating Activities	42,164,135

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	13,488,990
Payment on shares redeemed	(55,653,125)

Net Cash Used in Financing Activities	(42,164,135)

Net Increase in Cash	0

CASH:
Beginning of period	0

End of period	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,017,550

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.42		$8.51		$8.35		$7.95		$8.38	$9.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	(a)	0.23	(a)	0.22	(a)	0.20	(a)	0.18	0.20
Net realized and unrealized gain (loss)	(0.03)		0.19		0.39		0.52		(0.10)	0.60

Total From Investment Operations	0.04		0.42		0.61		0.72		0.08	0.80

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.04)		(0.01)	–
From net investment income	(0.08)		(0.24)		(0.18)		(0.17)		(0.17)	(0.20)
From net realized gains	–		(0.27)		(0.27)		(0.11)		(0.33)	(1.61)

Total Distributions	(0.08)		(0.51)		(0.45)		(0.32)		(0.51)	(1.81)

NET ASSET VALUE, END OF PERIOD	$8.38		$8.42		$8.51		$8.35		$7.95	$8.38

TOTAL RETURN(b)	0.45%	(c) (d)	4.95%		7.55%		9.02%		1.06%	8.73%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$38,142		$44,830		$38,751		$34,707		$32,036	$28,098
Ratio of expenses to average net assets(e)			0.25%		0.25%		0.25%		0.25%	0.25%
Before reimbursement	0.36%	(f)	N/A		N/A		N/A		N/A	N/A
After reimbursement	0.34%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.70%	(f)	2.67%		2.51%		2.35%		2.62%	2.00%
Portfolio turnover rate	12%	(c) (g)	15%		39%		30%		29%	40%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Moderately Conservative Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.93		$9.04		$8.55		$7.97		$8.62	$9.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.27	(a)	0.26	(a)	0.17	(a)	0.18	0.15
Net realized and unrealized gain (loss)	0.04		0.24		0.73		0.67		(0.19)	0.75

Total From Investment Operations	0.09		0.51		0.99		0.84		(0.01)	0.90

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.03)		–	–
From net investment income	(0.08)		(0.26)		(0.20)		(0.15)		(0.15)	(0.15)
From net realized gains	–		(0.36)		(0.30)		(0.08)		(0.49)	(1.28)

Total Distributions	(0.08)		(0.62)		(0.50)		(0.26)		(0.64)	(1.43)

NET ASSET VALUE, END OF PERIOD	$8.94		$8.93		$9.04		$8.55		$7.97	$8.62

TOTAL RETURN(b)	0.96%	(c) (d)	5.61%		11.83%		10.59%		(0.07%)	10.04%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$48,190		$82,770		$66,226		$54,664		$48,765	$44,292
Ratio of expenses to average net assets(e)			0.25%		0.25%		0.25%		0.25%	0.25%
Before reimbursement	0.33%	(f)	N/A		N/A		N/A		N/A	N/A
After reimbursement	0.32%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.19%	(f)	2.93%		2.88%		2.07%		2.26%	1.51%
Portfolio turnover rate	13%	(c) (g)	13%		33%		30%		35%	43%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Moderate Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.06		$9.37		$8.65		$8.27		$9.23	$9.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.27	(a)	0.28	(a)	0.14	(a)	0.16	0.12
Net realized and unrealized gain (loss)	0.07		0.33		1.11		0.86		(0.28)	0.92

Total From Investment Operations	0.12		0.60		1.39		1.00		(0.12)	1.04

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.18)		–	–
From net investment income	(0.06)		(0.29)		(0.31)		(0.01)		(0.13)	(0.12)
From net realized gains	–		(0.62)		(0.36)		(0.43)		(0.71)	(0.86)

Total Distributions	(0.06)		(0.91)		(0.67)		(0.62)		(0.84)	(0.98)

NET ASSET VALUE, END OF PERIOD	$9.12		$9.06		$9.37		$8.65		$8.27	$9.23

TOTAL RETURN(b)	1.31%	(c) (d)	6.39%		16.16%		12.25%		(1.26%)	11.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$156,418		$195,253		$159,703		$148,205		$178,263	$182,012
Ratio of expenses to average net assets(e)			0.25%		0.25%		0.25%		0.25%	0.25%
Before reimbursement	0.35%	(f)	N/A		N/A		N/A		N/A	N/A
After reimbursement	0.34%	(f)	N/A		N/A		N/A		N/A	N/A
Ratio of net investment income to average net assets(e)	1.12%	(f)	2.82%		3.04%		1.62%		1.82%	1.21%
Portfolio turnover rate	11%	(c) (g)	23%		31%		24%		32%	32%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011		2010
Great-West Moderately Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.77		$10.18		$9.02		$8.13		$9.15		$8.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	(a)	0.31	(a)	0.33	(a)	0.13	(a)	0.13		0.11
Net realized and unrealized gain (loss)	0.12		0.39		1.50		1.00		(0.33)		1.04

Total From Investment Operations	0.17		0.70		1.83		1.13		(0.20)		1.15

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.09)		(0.00)	(b)	–
From net investment income	(0.05)		(0.32)		(0.17)		(0.05)		(0.12)		(0.11)
From net realized gains	–		(0.79)		(0.50)		(0.10)		(0.70)		(0.74)

Total Distributions	(0.05)		(1.11)		(0.67)		(0.24)		(0.82)		(0.85)

NET ASSET VALUE, END OF PERIOD	$9.89		$9.77		$10.18		$9.02		$8.13		$9.15

TOTAL RETURN(c)	1.73%	(d) (e)	6.82%		20.41%		13.89%		(2.16%)		13.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$153,688		$164,905		$153,172		$133,941		$132,812		$138,164
Ratio of expenses to average net assets(f)			0.25%		0.25%		0.25%		0.25%		0.25%
Before reimbursement	0.36%	(g)	N/A		N/A		N/A		N/A		N/A
After reimbursement	0.35%	(g)	N/A		N/A		N/A		N/A		N/A
Ratio of net investment income to average net assets(f)	0.93%	(g)	3.02%		3.35%		1.47%		1.52%		1.08%
Portfolio turnover rate	12%	(d) (h)	12%		29%		28%		35%		27%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of management fees waived. Without the waiver, the return shown would have been lower.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011		2010
Great-West Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.48		$10.99		$9.34		$8.14		$9.19		$8.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.36	(a)	0.43	(a)	0.08	(a)	0.09		0.06
Net realized and unrealized gain (loss)	0.23		0.53		2.26		1.26		(0.50)		1.21

Total From Investment Operations	0.25		0.89		2.69		1.34		(0.41)		1.27

LESS DISTRIBUTIONS:
From return of capital	–		–		–		(0.06)		(0.00)	(b)	–
From net investment income	(0.03)		(0.36)		(0.20)		(0.02)		(0.09)		(0.06)
From net realized gains	–		(1.04)		(0.84)		(0.06)		(0.55)		(0.20)

Total Distributions	(0.03)		(1.40)		(1.04)		(0.14)		(0.64)		(0.26)

NET ASSET VALUE, END OF PERIOD	$10.70		$10.48		$10.99		$9.34		$8.14		$9.19

TOTAL RETURN(c)	2.34%	(d)	8.15%		28.85%		16.45%		(4.41%)		15.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$84,444		$91,205		$82,301		$65,946		$64,945		$68,514
Ratio of expenses to average net assets(e)	0.36%	(f)	0.25%		0.25%		0.25%		0.25%		0.25%
Ratio of net investment income to average net assets(e)	0.42%	(f)	3.23%		4.03%		0.85%		0.78%		0.57%
Portfolio turnover rate	10%	(d) (g)	11%		27%		32%		35%		29%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer three share classes, referred to as Initial Class, Class L and Institutional Class shares. This report includes information for the Initial Class; Class L and Institutional Class have not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

  Semi-Annual Report - June 30, 2015

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of June 30, 2015, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2015:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2015	$10,099,462	$18,184,679	$31,417,146	$14,942,869
Total interest received	69,896	112,216	213,407	109,027
Purchases	496,081	1,078,666	1,685,672	1,291,034
Sales	(2,023,085)	(8,673,850)	(7,937,628)	(2,283,616)

Ending Balance, June 30, 2015	$8,642,354	$10,701,711	$25,378,597	$14,059,314

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2015, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Fund-of-Funds Structure Risk

Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

  Semi-Annual Report - June 30, 2015

Federal Income Taxes and Distributions to Shareholders

Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on tax return filings for each Fund generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments

Great-West Conservative Profile I Fund	$38,521,923	$778,950	$(1,141,425)	$(362,475)
Great-West Moderately Conservative Profile I Fund	48,977,753	735,992	(1,500,803)	(764,811)
Great-West Moderate Profile I Fund	153,653,372	6,650,075	(3,809,566)	2,840,509
Great-West Moderately Aggressive Profile I Fund	144,153,491	12,757,232	(3,144,625)	9,612,607
Great-West Aggressive Profile I Fund	78,767,754	7,373,489	(1,651,988)	5,721,501

Application of Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Effective May 1, 2015 the Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.

  Semi-Annual Report - June 30, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2015, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	— $	813,297 $	37,307 $	259,815 $	10,999 $	— $	—
Great-West American Century Growth Fund Institutional Class	59,305	—	27,527	34,264	313	1,307	597,195
Great-West Federated Bond Fund Initial Class	—	3,688,314	130,154	805,697	16,747	17,770	—
Great-West Federated Bond Fund Institutional Class	309,010	—	110,092	54,220	41	23,340	3,025,209
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	1,878,785	298,686	386,066	70,781	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	177,010	—	73,963	55,082	7,896	8,888	1,738,241
Great-West Invesco Small Cap Value Fund Initial Class	—	336,576	14,178	107,787	(11,441)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	25,766	—	13,667	14,980	(1,535)	292	258,946
Great-West Life & Annuity Contract	8,642,354	10,099,462	496,081	2,023,085	—	69,896	8,642,354
Great-West Loomis Sayles Bond Fund Initial Class	—	4,051,169	689,075	827,238	(35,989)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	410,009	—	190,875	82,255	(2,729)	65,193	3,956,588
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	336,876	13,720	104,362	(5,090)	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	25,882	—	9,910	12,878	(275)	1,271	259,597
Great-West MFS International Growth Fund Initial Class	—	959,972	29,699	232,029	47,048	—	—
Great-West MFS International Growth Fund Institutional Class	79,684	—	41,071	41,271	6,011	—	773,733

  Semi-Annual Report - June 30, 2015

Great-West MFS International Value Fund Initial Class	—	1,947,191	51,796	396,934	145,763	—	—
Great-West MFS International Value Fund Institutional Class	163,551	—	86,477	55,985	22,490	—	1,589,718
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	813,246	39,180	257,349	21,260	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	59,065	—	23,865	35,280	1,751	909	597,150
Great-West Putnam Equity Income Fund Initial Class	—	1,646,483	194,009	288,493	114,574	—	—
Great-West Putnam Equity Income Fund Institutional Class	145,781	—	42,082	44,813	13,516	8,658	1,444,692
Great-West Putnam High Yield Bond Fund Initial Class	—	1,840,943	494,913	405,176	34,845	—	—
Great-West Putnam High Yield Bond Institutional Class	204,479	—	118,311	48,339	5,384	50,635	1,971,181
Great-West Real Estate Index Fund Initial Class	—	2,226,255	239,031	546,015	43,136	—	—
Great-West Real Estate Index Fund Institutional Class	199,150	—	180,889	48,192	6,430	21,709	1,879,973
Great-West Short Duration Bond Fund Initial Class	—	2,921,562	95,126	604,225	(639)	7,088	—
Great-West Short Duration Bond Fund Institutional Class	241,531	—	48,170	60,209	(280)	4,053	2,410,483
Great-West Small Cap Growth Fund Initial Class	—	336,059	14,156	192,247	(39,372)	—	—
Great-West Small Cap Growth Fund Institutional Class	19,891	—	13,092	19,733	(1,567)	—	207,068
Great-West T. Rowe Price Equity Income Fund Initial Class	—	1,647,179	209,600	290,598	96,936	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	149,555	—	50,932	31,398	9,863	15,376	1,444,701
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	469,185	98,020	107,941	36,690	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	44,800	—	15,668	19,902	6,967	—	456,058
Great-West Templeton Global Bond Fund Initial Class	—	4,957,830	190,212	1,418,530	(79,720)	—	—
Great-West Templeton Global Bond Fund Institutional Class	404,131	—	247,392	84,305	(2,720)	92,097	3,879,652
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	3,869,625	133,316	1,011,619	(18,537)	17,499	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	307,301	—	92,590	61,545	(1,591)	18,202	3,026,909

					$517,956 $	424,183 $	38,159,448

Great-West Moderately Conservative Profile I Fund

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	— $	2,472,082 $	114,150 $	1,384,504	$19,200 $	— $	—
Great-West American Century Growth Fund Institutional Class	121,194	—	23,997	70,806	(3,323)	2,691	1,220,427
Great-West Federated Bond Fund Initial Class	—	5,464,360	244,611	2,721,362	(12,422)	26,528	—
Great-West Federated Bond Fund Institutional Class	309,083	—	119,420	93,094	(1,265)	23,309	3,025,920

  Semi-Annual Report - June 30, 2015

Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	5,692,756	885,274	2,788,119		248,366	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	362,694	—	56,266	110,773		1,932	18,330	3,561,653
Great-West Invesco Small Cap Value Fund Initial Class	—	1,022,398	45,815	557,034		(13,105)	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	52,818	—	13,926	29,105		(1,590)	601	530,824
Great-West Life & Annuity Contract	10,701,711	18,184,679	1,078,666	8,673,850		—	112,216	10,701,711
Great-West Loomis Sayles Bond Fund Initial Class	—	6,029,218	961,717	3,150,681		(109,988)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	410,166	—	214,876	114,062		(4,079)	64,926	3,958,098
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	1,025,295	36,569	506,958		45,235	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	53,150	—	11,140	26,493		(1,720)	2,609	533,094
Great-West MFS International Growth Fund Initial Class	—	2,873,043	104,387	1,354,755		234,624	—	—
Great-West MFS International Growth Fund Institutional Class	163,354	—	39,623	66,503		3,124	—	1,586,171
Great-West MFS International Value Fund Initial Class	—	5,749,903	232,475	2,244,452		889,343	—	—
Great-West MFS International Value Fund Institutional Class	334,228	—	98,465	89,247		38,512	—	3,248,697
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	2,406,472	162,367	1,280,623		127,025	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	120,674	—	18,408	59,251		10,218	1,870	1,220,013
Great-West Putnam Equity Income Fund Initial Class	—	4,964,939	540,196	1,837,751		731,515	—	—
Great-West Putnam Equity Income Fund Institutional Class	298,679	—	37,908	100,827		5,978	17,829	2,959,908
Great-West Putnam High Yield Bond Fund Initial Class	—	2,732,046	659,671	1,440,890		85,345	—	—
Great-West Putnam High Yield Bond Institutional Class	204,666	—	126,462	63,779		2,667	50,404	1,972,986
Great-West Real Estate Index Fund Initial Class	—	3,661,865	491,502	1,739,179		231,688	—	—
Great-West Real Estate Index Fund Institutional Class	227,488	—	133,467	42,533		8,924	24,877	2,147,487
Great-West Short Duration Bond Fund Initial Class	—	—	537,455	231,596		440	1,328	—
Great-West Short Duration Bond Fund Institutional Class	30,226	—	6,266	10,447		19	507	301,654
Great-West Small Cap Growth Fund Initial Class	—	1,021,453	55,593	806,872		(135,255)	—	—
Great-West Small Cap Growth Fund Institutional Class	41,117	—	13,265	37,159		(342)	—	428,030
Great-West T. Rowe Price Equity Income Fund Initial Class	—	4,959,373	573,351	1,940,114		565,604	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	307,017	—	46,702	45,792		2,561	31,731	2,965,782
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	1,418,048	283,372	661,879		196,415	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	91,637	—	9,649	49,711		4,696	—	932,863
Great-West Templeton Global Bond Fund Initial Class	—	7,377,627	319,270	4,119,549		(211,508)	—	—
Great-West Templeton Global Bond Fund Institutional Class	405,304	—	247,048	87,471		(8,954)	91,897	3,890,920
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	5,733,335	255,868	3,029,444		(54,990)	26,117	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	307,280	—	103,351	94,478		(1,014)	18,166	3,026,704

					$	2,893,876 $	515,936 $	48,212,942

  Semi-Annual Report - June 30, 2015

Great-West Moderate Profile I Fund

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	— $	7,936,092 $	141,297 $	2,350,609	$368,864 $	— $	—
Great-West American Century Growth Fund Institutional Class	548,649	—	150,473	204,553	19,082	12,039	5,524,891
Great-West Federated Bond Fund Initial Class	—	9,434,302	439,398	2,817,894	3,055	44,957	—
Great-West Federated Bond Fund Institutional Class	732,031	—	279,858	116,549	(3,395)	55,327	7,166,582
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	18,361,150	2,320,222	4,359,548	409,910	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,637,628	—	439,236	371,970	(17,860)	81,945	16,081,507
Great-West Invesco Small Cap Value Fund Initial Class	—	3,296,614	45,054	902,059	80,368	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	238,746	—	89,633	106,400	(10,963)	2,703	2,399,402
Great-West Life & Annuity Contract	25,378,597	31,417,146	1,685,672	7,937,628	—	213,407	25,378,597
Great-West Loomis Sayles Bond Fund Initial Class	—	10,367,480	1,573,318	2,716,017	(77,548)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	969,495	—	492,718	198,655	(3,685)	154,446	9,355,629
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,299,583	37,779	762,316	250,510	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	240,050	—	52,891	68,417	11,701	11,755	2,407,706
Great-West MFS International Growth Fund Initial Class	—	9,298,380	159,405	2,443,196	407,061	—	—
Great-West MFS International Growth Fund Institutional Class	737,430	—	270,231	309,826	96,294	—	7,160,444
Great-West MFS International Value Fund Initial Class	—	18,899,323	258,224	4,060,364	1,615,253	—	—
Great-West MFS International Value Fund Institutional Class	1,511,895	—	560,859	428,567	172,214	—	14,695,625
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	7,920,129	153,189	2,250,777	488,227	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	546,318	—	84,710	215,757	30,929	8,365	5,523,275
Great-West Putnam Equity Income Fund Initial Class	—	16,051,897	1,357,309	2,907,332	1,239,350	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,348,435	—	214,338	217,553	127,364	79,730	13,362,990
Great-West Putnam High Yield Bond Fund Initial Class	—	4,717,936	1,140,491	1,333,737	71,709	—	—
Great-West Putnam High Yield Bond Institutional Class	481,961	—	300,546	129,493	14,299	119,721	4,646,103

  Semi-Annual Report - June 30, 2015

Great-West Real Estate Index Fund Initial Class	—	7,733,181	694,678	1,997,031	224,452	—	—
Great-West Real Estate Index Fund Institutional Class	660,104	—	656,991	204,571	32,799	70,936	6,231,380
Great-West Short Duration Bond Fund Initial Class	—	—	915,124	199,363	366	2,246	—
Great-West Short Duration Bond Fund Institutional Class	71,589	—	12,352	13,608	24	1,205	714,458
Great-West Small Cap Growth Fund Initial Class	—	3,293,641	56,698	1,725,231	(209,136)	—	—
Great-West Small Cap Growth Fund Institutional Class	185,232	—	92,020	159,399	(15,353)	—	1,928,264
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,065,833	1,488,172	2,671,390	1,309,714	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,383,991	—	404,304	221,762	61,335	142,133	13,369,349
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,581,536	820,337	1,058,315	447,599	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	414,021	—	60,392	126,655	50,066	—	4,214,733
Great-West Templeton Global Bond Fund Initial Class	—	12,719,433	618,608	4,605,975	(234,209)	—	—
Great-West Templeton Global Bond Fund Institutional Class	954,378	—	624,242	216,899	(2,124)	217,664	9,162,024
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	9,903,130	449,201	3,330,480	(66,144)	44,279	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	728,012	—	229,378	120,458	(3,585)	43,137	7,170,922

					$6,888,543 $	1,305,995 $	156,493,881

Great-West Moderately Aggressive Profile I Fund

Affiliate	Shares Held/Account Balance 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	— $	8,311,080 $	172,251 $	1,633,626	$193,648 $	— $	—
Great-West American Century Growth Fund Institutional Class	672,234	—	146,544	234,814	37,512	14,801	6,769,392
Great-West Federated Bond Fund Initial Class	—	5,987,194	390,080	1,620,933	19,074	26,349	—
Great-West Federated Bond Fund Institutional Class	486,383	—	214,309	151,625	(3,683)	36,793	4,761,685
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	19,254,350	2,643,945	1,743,536	425,437	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,005,520	—	300,545	270,888	48,060	100,665	19,694,202
Great-West Invesco Small Cap Value Fund Initial Class	—	3,472,287	93,005	588,166	56,848	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	291,857	—	86,290	94,510	15,980	3,316	2,933,167
Great-West Life & Annuity Contract	14,059,314	14,942,869	1,291,034	2,283,616	—	109,027	14,059,314
Great-West Loomis Sayles Bond Fund Initial Class	—	6,576,912	401,400	785,343	(46,710)	—	—
Great-West Loomis Sayles Bond Fund Institutional Class	641,728	—	370,776	261,044	(10,322)	102,397	6,192,671
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	3,478,322	56,471	432,297	217,491	—	—

  Semi-Annual Report - June 30, 2015

Great-West Loomis Sayles Small Cap Value Fund Institutional Class	293,410	—	65,501	89,865	27,430	14,388	2,942,904
Great-West MFS International Growth Fund Initial Class	—	9,766,481	240,779	1,399,751	343,866	—	—
Great-West MFS International Growth Fund Institutional Class	904,043	—	172,990	268,414	88,984	—	8,778,258
Great-West MFS International Value Fund Initial Class	—	19,832,881	450,179	2,163,834	1,230,177	—	—
Great-West MFS International Value Fund Institutional Class	1,852,466	—	356,537	293,676	182,353	—	18,005,967
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	8,304,953	196,406	1,637,032	221,153	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	669,450	—	37,637	208,925	75,172	10,299	6,768,144
Great-West Putnam Equity Income Fund Initial Class	—	16,833,880	1,465,179	1,311,239	561,824	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,651,992	—	136,370	277,055	121,324	97,846	16,371,242
Great-West Putnam High Yield Bond Fund Initial Class	—	2,992,700	430,171	403,907	14,765	—	—
Great-West Putnam High Yield Bond Institutional Class	319,042	—	219,139	146,815	7,286	79,519	3,075,565
Great-West Real Estate Index Fund Initial Class	—	5,726,978	666,000	893,447	69,797	—	—
Great-West Real Estate Index Fund Institutional Class	569,711	—	389,113	62,555	449	61,524	5,378,073
Great-West Short Duration Bond Fund Initial Class	—	—	3,714,843	380,752	668	9,138	—
Great-West Short Duration Bond Fund Institutional Class	330,357	—	89,103	125,931	140	5,549	3,296,962
Great-West Small Cap Growth Fund Initial Class	—	3,463,887	68,084	1,297,195	(47,569)	—	—
Great-West Small Cap Growth Fund Institutional Class	227,014	—	103,099	207,487	(30,972)	—	2,363,213
Great-West T. Rowe Price Equity Income Fund Initial Class	—	16,841,836	1,855,359	1,143,764	783,183	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,697,118	—	381,021	224,709	114,011	174,229	16,394,163
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	4,807,255	837,230	497,995	281,424	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	506,404	—	59,232	169,708	61,145	—	5,155,189
Great-West Templeton Global Bond Fund Initial Class	—	8,066,994	501,788	2,650,065	(104,453)	—	—
Great-West Templeton Global Bond Fund Institutional Class	630,862	—	445,349	288,198	(31,146)	144,215	6,056,278
Great-West U.S. Government Mortgage Securities Fund Initial Class	—	6,281,142	391,010	1,939,142	(25,840)	25,957	—
Great-West U.S. Government Mortgage Securities Fund Institutional Class	484,234	—	184,944	153,968	(4,056)	28,668	4,769,709

					$4,894,450 $	1,044,680 $	153,766,098

  Semi-Annual Report - June 30, 2015

Great-West Aggressive Profile I Fund

Affiliate	Shares Held 6/30/2015	Fair Value 12/31/2014	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 6/30/2015

Great-West American Century Growth Fund Initial Class	— $	6,415,463 $	145,304 $	1,330,667	$160,399 $	— $	—
Great-West American Century Growth Fund Institutional Class	518,768	—	89,025	101,389	16,006	11,383	5,223,996
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	—	14,899,180	2,049,283	1,577,771	384,308	—	—
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,545,442	—	388,885	154,903	28,031	77,117	15,176,236
Great-West Invesco Small Cap Value Fund Initial Class	—	2,680,365	81,737	485,851	45,360	—	—
Great-West Invesco Small Cap Value Fund Institutional Class	226,009	—	85,390	64,959	8,441	2,566	2,271,392
Great-West Loomis Sayles Small Cap Value Fund Initial Class	—	2,687,822	25,605	351,722	156,285	—	—
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	227,619	—	65,693	57,519	14,687	11,168	2,283,017
Great-West MFS International Growth Fund Initial Class	—	7,562,102	234,791	1,357,931	255,953	—	—
Great-West MFS International Growth Fund Institutional Class	697,650	—	206,382	136,792	17,576	—	6,774,187
Great-West MFS International Value Fund Initial Class	—	15,368,215	517,589	2,208,052	975,546	—	—
Great-West MFS International Value Fund Institutional Class	1,429,081	—	418,119	133,798	54,160	—	13,890,664
Great-West Multi-Manager Large Cap Growth Fund Initial Class	—	6,418,028	184,941	1,484,138	117,444	—	—
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	516,628	—	67,671	96,390	34,416	7,912	5,223,108
Great-West Putnam Equity Income Fund Initial Class	—	13,033,212	1,076,520	1,109,496	473,888	—	—
Great-West Putnam Equity Income Fund Institutional Class	1,275,401	—	272,428	218,863	94,409	75,429	12,639,229
Great-West Real Estate Index Fund Initial Class	—	2,726,847	380,294	543,879	39,036	—	—
Great-West Real Estate Index Fund Institutional Class	270,149	—	218,786	17,990	292	29,006	2,550,206
Great-West Small Cap Growth Fund Initial Class	—	2,672,089	52,340	1,098,960	(114,633)	—	—
Great-West Small Cap Growth Fund Institutional Class	175,297	—	87,879	155,737	(34,288)	—	1,824,839
Great-West T. Rowe Price Equity Income Fund Initial Class	—	13,046,773	1,406,560	1,149,301	527,309	—	—
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,309,957	—	573,619	274,516	94,979	133,573	12,654,184
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	—	3,715,428	665,894	435,594	240,756	—	—
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	390,785	—	38,740	78,666	39,514	—	3,978,197

					$3,629,874 $	348,154 $	84,489,255

3. PURCHASES & SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding tax-free exchanges) were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$4,854,830	$11,587,812
Great-West Moderately Conservative Profile I Fund	8,902,547	44,555,019
Great-West Moderate Profile I Fund	19,369,346	60,748,895
Great-West Moderately Aggressive Profile I Fund	19,623,710	33,230,275
Great-West Aggressive Profile I Fund	9,333,472	18,254,758

  Semi-Annual Report - June 30, 2015

4. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

  Semi-Annual Report - June 30, 2015

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 31, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile I Fund, Great-West Moderately Aggressive Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Conservative Profile I Fund and Great-West Conservative Profile I Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.

Investment Performance

The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the Great-West Aggressive Profile I Fund, although the Fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 1, 2014, the Fund was in the first quartile (the first quartile being the best performers and the fourth quartile being the worst performers) of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2014.

For the Great-West Moderately Aggressive Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the one-, three- and five-year periods ended December 1, 2014, it outperformed its benchmark index for the ten-year period ended December 31, 2014 and the Fund was in the second, second, second and first quartiles, respectively of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2014.

For the Great-West Moderate Profile I Fund, the Board noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 1, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014 and the Fund was in the second, second, second and first quartiles, respectively of its peer group for the one-, three-, five- and ten-year periods ended December 31, 2014.

For the Great-West Moderately Conservative Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, third, third and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

For the Great-West Conservative Profile I Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the second, second, third and second quartiles, respectively, of its peer group. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2014, it outperformed its benchmark index for the three- and ten-year periods ended December 31, 2014.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and each Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio including underlying fund fees and expenses in comparison to the peer group funds’ total expense ratios including underlying fund fees and expenses. The Board also considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that for the Great-West Aggressive Profile I Fund, the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median of the contractual management fee of its peer group of funds. The Board also noted that, although the Fund’s total annual operating expense ratio was greater than the average total annual operating expense ratio of its peer group, the Fund’s total annual operating expense ratio was lower than the median total annual operating expense ratio of its peer group and lower than the average and median total annual operating expense ratios of its peer universe and in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Board considered that excluding the fund in the peer group with the lowest expense ratio which primarily invests in underlying indexed funds, the Fund’s total expense ratio would be the same as the average expense ratio of its peer group.

For the Great-West Moderately Aggressive Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were the highest compared to the contractual management fees of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the average and median total operating expense ratios of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderate Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Moderately Conservative Profile I Fund, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were higher than the average and median contractual management fee of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was lower than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

For the Great-West Conservative Profile Fund I, the Board noted that, although the Fund’s Contractual Management Fee was higher than the average and median contractual management fee of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses was higher than the median contractual management fee of its peer group of funds, the Fund’s Management Fee Less Non-Management Expenses was lower than the average contractual management fee of its peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio was lower than the median and the average total annual operating expense ratio of its peer group and peer universe of funds and in the second quartile of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West

Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12.  EXHIBITS.

(a)        (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015